Document And Entity Information	Oct. 20, 2026
Document Information [Line Items]
Entity, Registrant Name	Remora Capital Corporation
Document, Type	8-K
Document, Period End Date	Oct. 20, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	814-01897
Entity, Tax Identification Number	33-2299238
Entity, Address, Address Line One	3200 West End Avenue, Suite 500
Entity, Address, City or Town	Nashville
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	380-1095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002045370